SHARE CAPITAL (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	March 31, 2026	September 30, 2025
	Number	Number
	of shares	of shares
	(Unaudited)
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	March 31, 2026	September 30, 2025
	Number	Number
	of shares	of shares
	(Unaudited)
Outstanding and fully paid:
Ordinary shares, no par value
At October 1, 2025	3,318,954	2,454,736
Rounding due to share split reverse	9,987	-
Issuance of new shares for equity financing	-	72,328
Note conversion into shares	766,246	438,427
Equity compensation	440,256	353,463
At March 31, 2026	4,535,443	3,318,954

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	10,680
Exercise price at date of grant (investors and placement agent, respectively)	US$	8,568 & 10,704
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	8,496

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	7,560
Exercise price at date of grant (investors and placement agent, respectively)	US$	8,208 & 10,440
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	6,000

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at September 30, 2025	209	$8,349.60	0.49
Exercisable at September 30, 2025	209	8,349.60	0.49
Issued	-	-	-
Exercised	-	-	-
Expired	127	10,704	-
Outstanding at March 31, 2026	82	8,208	0.21
Exercisable at March 31, 2026	82	$8,208	0.21

Following is a summary of the warrant activities for the nine months ended September 30, 2025:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2024	209	$8,349.60	1.24
Exercisable at December 31, 2024	209	8,349.60	1.24
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at September 30, 2025	209	8,349.60	0.49
Exercisable at September 30, 2025	209	$8,349.60	0.49